CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues
Electric	$ 280,030	$ 292,270	$ 804,604	$ 807,415
Gas	41,060	42,798	261,530	245,139
Total Revenues	321,090	335,068	1,066,134	1,052,554
Operating expenses
Fuel, purchased supply and direct transmission expense (exclusive of depreciation and depletion shown separately below)	88,943	108,920	322,013	338,994
Operating and maintenance	53,240	54,654	163,941	160,785
Administrative and general	29,355	28,146	94,058	87,010
Property and other taxes	41,763	46,466	131,043	140,209
Depreciation and depletion	52,159	48,588	157,787	145,705
Total Operating Expenses	265,460	286,774	868,842	872,703
Operating income	55,630	48,294	197,292	179,851
Interest expense, net	(28,725)	(25,332)	(85,144)	(73,081)
Other income, net	4,127	4,157	12,926	11,791
Income before income taxes	31,032	27,119	125,074	118,561
Income tax (expense) benefit	(1,697)	249	(14,085)	(2,297)
Net Income	$ 29,335	$ 27,368	$ 110,989	$ 116,264
Average Common Shares Outstanding	60,442,164	56,310,526	60,010,609	54,901,161
Basic Earnings per Average Common Share	$ 0.48	$ 0.48	$ 1.85	$ 2.12
Diluted Earnings per Average Common Share	0.48	0.47	1.85	2.09
Dividends Declared per Common Share	$ 0.640	$ 0.63	$ 1.92	$ 1.89